Exhibit 1

Benchmark 2018-B2 Mortgage Trust

Commercial Mortgage Pass Through Certificates, Series 2018-B2

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Drexel Hamilton, LLC

Academy Securities, Inc.

31 January 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Re: Benchmark 2018-B2 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2018-B2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.7) document dated July 2017 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Benchmark 2018-B2 Mortgage Trust securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

31 January 2018

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in Benchmark 2018-B2 Mortgage Trust (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 57 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 67 commercial, multifamily and manufactured housing properties.

Procedures performed and our associated findings

1.	JPMorgan Chase Bank, National Association (“JP Morgan”), German American Capital Corporation (“GACC”) and Citi Real Estate Funding Inc. (“Citi,” together with JP Morgan and GACC, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in February 2018, or with respect to any mortgage loan that has its first due date in March 2018, the date that would otherwise have been the related due date in February 2018 (the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

GACC and Citi, on behalf of the Depositor, indicated that the Two Harbor Point Square Mortgage Loan (as defined in Note 33 of Exhibit 2 to Attachment A) consists of a portion of a pari-passu mortgage loan that will be transferred to the Depositor by GACC. For the Two Harbor Point Square Mortgage Loan, GACC and Citi, on behalf of the Depositor, instructed us to perform the procedures described in this report for GACC, and to perform no procedures relating to the Two Harbor Point Square Mortgage Loan for Citi.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

Attachment A Page 2 of 13

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, JP Morgan, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that JP Morgan, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 13

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Principal / Carveout Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal / Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 25 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Term” of each Interest Only Loan, as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service ($)

of each Mortgage Loan, except for:

i.	The Interest Only Loans, which are described in the succeeding paragraph of this Item 10. and
ii.	The Fairfield Portfolio Mortgage Loan (as defined in Note 27 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 10.,

all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans and Fairfield Portfolio Mortgage Loan) has a fixed level monthly payment, we recalculated the “Amort. Term” of each Mortgage Loan (except for the Interest Only Loans and Fairfield Portfolio Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

10. (continued)

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Amort. Term” characteristic.

For the Fairfield Portfolio Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Fairfield Portfolio Mortgage Loan Amortization Schedule (as defined in Note 27 of Exhibit 2 to Attachment A), GACC, on behalf of the Depositor, instructed us to use “360” for the “Amort. Term” characteristic.

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity Date,
g.	Interest Rate % and
h.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Fairfield Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Item 11.), all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the Fairfield Portfolio Mortgage Loan) and Underlying Property as of:

i.	The Cut-off Date (the “Current Balance ($)”),
ii.	The related due date of each Mortgage Loan in February 2018, or with respect to any Mortgage Loan that has its first due date after February 2018, the date that would have been the related due date in February 2018 (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 13

11. (continued)

For the Fairfield Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to recalculate the “Current Balance ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity/ARD Balance ($)” characteristics using the information on the Fairfield Mortgage Loan Amortization Schedule and the:

a.	Original Balance ($),
b.	First Payment Date and
c.	Maturity Date

of the Fairfield Portfolio Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Fairfield Portfolio Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, GACC, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan that has its “First Payment Date” in March 2018, as shown on the Final Data File (the “March 2018 First Payment Date Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each March 2018 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

12.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service ($) and
g.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the Fairfield Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Item 12., and March 2018 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 12.), all as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the February 2018 “Monthly Debt Service ($)” for each Mortgage Loan (except for the Fairfield Portfolio Mortgage Loan and March 2018 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 13

12. (continued)

For the Fairfield Portfolio Mortgage Loan, GACC, on behalf of the Depositor, instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the Fairfield Portfolio Mortgage Loan Amortization Schedule and the “Original Balance ($)” of the Fairfield Portfolio Mortgage Loan, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount

of each Mortgage Loan (except for the March 2018 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 12.), both as recalculated in the preceding paragraphs of this Item 12., we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan (except for the March 2018 First Payment Date Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the March 2018 First Payment Date Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount,” “Scheduled Principal Amount,” “Total Scheduled Principal Interest Due Amount” and “Periodic Principal and Interest Payment Securitization Amount” characteristics.

13.	For each Mortgage Loan on the Final Data File with the “Addit Debt Exist (Y/N)” characteristic as “Yes” (the “Mortgage Loans with Additional Debt”) (except for the Fairfield Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Item 13.), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Cut-off Date Balance”) and as of the maturity date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined in Note 41 of Exhibit 2 to Attachment A) and/or information in the applicable Data Sources (as defined in Note 24 of Exhibit 2 to Attachment A), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 7 of 13

13. (continued)

For the Fairfield Portfolio Mortgage Loan, which has the “Addit Debt Exist (Y/N)“ characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “Mezzanine Loan” on the Final Data File, GACC, on behalf of the Depositor, instructed us to use information relating to the Fairfield Portfolio Mezzanine Loan (as defined in Note 41 of Exhibit 2 to Attachment A) that is located in the:

a.	Applicable Source Documents and
b.	Fairfield Portfolio Mezzanine Loan Amortization Schedule (as defined in Note 41 of Exhibit 2 to Attachment A)

to recalculate the principal balance of the Fairfield Portfolio Mezzanine Loan as of the Cut-off Date and as of the maturity date of the Fairfield Portfolio Mezzanine Loan. We compared this recalculated information to the corresponding ”Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, GACC, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans which have the “Addit Debt Exist (Y/N)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

14.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt

of each Pari Passu Mortgage Loan (as defined in Note 24 of Exhibit 2 to Attachment A), both as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

15.	For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information in the applicable Data Sources and the applicable information that is described in Note 24 of Exhibit 2 to Attachment A to recalculate the combined principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) (as defined in Note 24 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the maturity date of the Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 13

15. (continued)

For the purpose of this procedure:

a.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less,
b.	JP Morgan, on behalf of the Depositor, instructed us to not include the Beacon Mortgage Loan Subordinate Secured Companion Loans (as defined in Note 24 of Exhibit 2 to Attachment A) with respect to the Beacon Mortgage Loans (as defined in Note 24 of Exhibit 2 to Attachment A),
c.	GACC, on behalf of the Depositor, instructed us to not include the Worldwide Plaza B-Notes (as defined in Note 24 of Exhibit 2 to Attachment A) with respect to the Worldwide Plaza Mortgage Loan (as defined in Note 10 of Exhibit 2 to Attachment A) and
d.	Citi, on behalf of the Depositor, instructed us to not include the Red Building Subordinate Secured Companion Loans (as defined in Note 24 of Exhibit 2 to Attachment A) with respect to the Red Building Mortgage Loan (as defined in Note 15 of Exhibit 2 to Attachment A) and

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Cut-off Date Pari Passu Debt” and “Total Maturity Balance Pari Passu Debt” characteristics.

16.	Using the:
a.	Total Cut-off Date Pari Passu Debt and
b.	Current Balance ($)

of each Pari Passu Mortgage Loan, both as shown on the Final Data File, we recalculated the “Pari Passu Piece Non Trust Cut-off Balance” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Recalculate the “Pari Passu Piece Non Trust Cut-off Balance” by subtracting the “Current Balance ($)” from the “Total Cut-off Date Pari Passu Debt” and
ii.	Ignore differences of $1 or less.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Pari Passu Piece Non Trust Cut-off Balance” characteristic.

Attachment A Page 9 of 13

17.	Using the:
a.	Current Balance ($),
b.	Maturity/ARD Balance ($),
c.	Additional Debt Cut-off Date Balance,
d.	Total Cut-off Date Pari Passu Debt,
e.	Total Additional Debt Maturity Balance and
f.	Total Maturity Balance Pari Passu Debt

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Cut-off Balance
ii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans on the Final Data File which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Balance” and “Total Debt Maturity Balance (Pari + B-Note + Mezz)” characteristics.

18.	Using the:
a.	Seasoning,
b.	Amort. Term,
c.	Term,
d.	I/O Period and
e.	JEMS Lockout Output

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Rem. Amort. (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 18.),
ii.	Rem. Term and
iii.	Lockout Remaining

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Rem. Amort.” characteristic.

Attachment A Page 10 of 13

19.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee and
e.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 13

22.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 22.,

we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Current LTV %,
iv.	Maturity LTV %,
v.	% of Initial Pool Balance,
vi.	Annual Debt Service ($),
vii.	UW NOI Debt Yield %,
viii.	UW NCF Debt Yield %,
ix.	Original Balance per Unit ($),
x.	Current Balance per Unit ($) and
xi.	Maturity Balance per Unit

of each Mortgage Loan and, with respect to item v. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “UW NOI DSCR” and “UW NCF DSCR” to two decimal places and the “Current LTV %,” “Maturity LTV %,” “UW NOI Debt Yield %” and “UW NCF Debt Yield %” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the:

a.	UW NOI DSCR,
b.	UW NCF DSCR,
c.	Current LTV %,
d.	Maturity LTV %,
e.	UW NOI Debt Yield %,
f.	UW NCF Debt Yield %,
g.	Original Balance per Unit ($),
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 12 of 13

22. (continued)

For the Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NOI DSCR” and “UW NCF DSCR” characteristics.

For the Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:

a.       Current LTV %,

b.       UW NOI Debt Yield %,

c.       UW NCF Debt Yield % and

d.	Current Balance per Unit ($)

characteristics.

For the Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV %” and “Maturity Balance per Unit” characteristics.

For the Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Balance per Unit ($)” characteristic.

23.	Using the:
a.	Annual Debt Service ($),
b.	Total Pari Passu Annual Debt Service and
c.	Additional Debt Annual Debt Service

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, both as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

Attachment A Page 13 of 13

24.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt CUT_OFF_LTV,

iv.       Total Debt MAT_LTV,

v.	Total Debt Debt NOI DY,

vi.       Total Debt Debt NCF DY and

vii.       Total Debt Per Unit

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Total Debt NOI DSCR” and “Total Debt NCF DSCR” to two decimal places and the “Total Debt CUT_OFF_LTV,” “Total Debt MAT_LTV,” “Total Debt Debt NOI DY” and “Total Debt Debt NCF DY” to the nearest 1/10th of one percent.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Rochester Hotel Portfolio • BlueLinx Portfolio • Amsdell Georgia Portfolio • Fairfield Portfolio • Nelson Duffie Mobile Home Parks	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined in Note 24 of Exhibit 2 to Attachment A) that are stated in the applicable Data Source (as defined in Note 24 of Exhibit 2 to Attachment A)

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 31

Compared Characteristics and Source Documents

Property Information: (see Note 1)

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype (see Note 5)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 5)	Appraisal Report, Engineering Report or Phase I Environmental Report
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Occupancy %	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Master Lease (Y/N) (see Note 8)	Loan Agreement or Master Lease Agreement
Master Lease Details (see Note 8)	Master Lease Agreement

Exhibit 2 to Attachment A Page 2 of 31

Third Party Information: (see Note 1)

Characteristic	Source Document(s)

Appraised Value ($) (see Note 9)	Appraisal Report
Appraisal Date (see Note 9)	Appraisal Report
Appraised CapRate (%) (see note 10)	Appraisal Report
Valuation Source Securitization Code (see Note 4)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 11)	Phase II Environmental Report
Seismic Date (see Note 12)	Seismic Report
Seismic Zone (see Note 12)	Seismic Report or Engineering Report
PML % (see Note 12)	Seismic Report or Engineering Report
Earthquake Insurance (see Note 13)	Certificate of Property Insurance
Environmental Insurance (see Notes 5 and 14)	Certificate of Environmental Insurance
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Franchise Agreement Expiration Date (see Note 5)	Franchise Agreement, Franchise Agreement Abstract, Management Agreement or Appraisal Report

Major Tenant Information: (see Note 15)

Characteristic	Source Document(s)

Largest Tenant (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Lease Expiration (see Note 16)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
2nd Largest Tenant (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 16)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 16)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 31

Major Tenant Information: (continued)

Characteristic	Source Document(s)

4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 16)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 16)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 17)

Characteristic	Source Document(s)

UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($) (see Note 18)	Underwriter’s Summary Report
UW NOI ($) (see Note 18)	Underwriter’s Summary Report
UW Capital Items ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report
UW Economic Occupancy %	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Total Expenses ($) (see Note 18)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 18)	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Most Recent Financials Start Date	Underwriter’s Summary Report
2014 Revenues ($)	Underwriter’s Summary Report
2014 Total Expenses ($) (see Note 18)	Underwriter’s Summary Report
2014 NOI ($) (see Note 18)	Underwriter’s Summary Report
2015 Revenues ($)	Underwriter’s Summary Report
2015 Total Expenses ($) (see Note 18)	Underwriter’s Summary Report
2015 NOI ($) (see Note 18)	Underwriter’s Summary Report
2016 Revenues ($)	Underwriter’s Summary Report
2016 Total Expenses ($) (see Note 18)	Underwriter’s Summary Report
2016 NOI ($) (see Note 18)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 19)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 19)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 19)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 19)	Underwriter’s Summary Report or Property Occupancy History Report

Exhibit 2 to Attachment A Page 4 of 31

Underwriting Information: (continued)

Characteristic	Source Document(s)

Third Most Recent Occupancy (see Note 19)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 19)	Underwriter’s Summary Report or Property Occupancy History Report

Hotel Operating Information: (see Note 20)

Characteristic	Source Document(s)

2014 Occupancy %	Underwriter’s Summary Report
2014 ADR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 Occupancy %	Underwriter’s Summary Report
2015 ADR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 Occupancy %	Underwriter’s Summary Report
2016 ADR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy %	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve ($) (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Ins. Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve ($) (see Note 21)	Closing Statement, Loan Agreement, Loan Modification Agreement or Servicing Tape
Monthly Debt Service Reserve (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 5 of 31

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

CapEx Reserve Cap ($) (see Note 22)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 22)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap ($) (see Note 22)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 22)	Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap ($) (see Note 22)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 22)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 22)	Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Collateral Assignment of Escrow Rights
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engin. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($) (see Note 5)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 23)	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 23)	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 23)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 23)	Closing Statement, Loan Agreement, Loan Modification Agreement or Collateral Assignment of Escrow Rights
Envir. Escrow Cash or LOC (see Note 23)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 23)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 23)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 31

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal / Carveout Guarantor (see Note 5)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 24)

For all Mortgage Loans:

• Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Piece - In Trust (see Note 24)	Loan Agreement or Loan Modification Agreement
Total Non Trust Pari Passu Debt (see Note 24)	Loan Agreement or Loan Modification Agreement
Interest Rate % (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Report Period Interest Rate Percentage	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 24, 25, 26 and 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Pari Passu Annual Debt Service (see Note 24)	Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Mat Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note
Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Note 31)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Notes 5 and 32)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 33, 34, 35 and 36)	Promissory Note, Loan Agreement or Loan Modification Agreement
AL Prepayment Lock Out End Date (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Note 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Note 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Note 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 35 and 38)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

JEMS Lockout Output (see Notes 34, 35 and 36)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Note 39)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Notes 34 and 36)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provision (Payments) (see Notes 34, 35 and 36)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 40)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement
Title Type (see Note 5)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Notes 4 and 5)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment	Ground Lease, Ground Lease Estoppel, Appraisal Report or Ground Lease Rent Summary
Ground Lease Escalation Terms	Ground Lease, Ground Lease Estoppel, Appraisal Report or Ground Lease Rent Summary
Ground Lease Expiration	Ground Lease, Ground Lease Estoppel or Appraisal Report
Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel or Appraisal Report
Crossed Loan	Loan Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 31

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Addit Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Addit Debt Exist (Y/N) (see Notes 41 and 42)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Notes 41, 42 and 43)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Notes 41 and 42)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate (see Notes 41, 42 and 44)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 41, 42 and 45)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Tenant-in-Common	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
AL Originator (see Note 46)	Promissory Note, Loan Agreement or Loan Modification Agreement

Notes:

1.	For the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Beacon – Mercury / Garage” (the “Beacon – Mercury / Garage Mortgage Loan”), JP Morgan, on behalf of the Depositor provided separate appraisal report, engineering report and environmental phase I report Source Documents for the residential and garage portions. For the purpose of comparing the “Property Information” and “Third Party Information” characteristics, JP Morgan, on behalf of the Depositor, instructed us to aggregate the information set forth in the applicable Source Documents.

2.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

Exhibit 2 to Attachment A Page 10 of 31

Notes: (continued)

3.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the Mortgage Loans described in the succeeding paragraph of this Note 3), as shown in the applicable Source Document(s).

For the mortgaged properties that secure the Mortgage Loans identified on the Combined Data File as:

a.	Atrium Center and
b.	64 Wooster Street,

each of which has more than one property type, as shown in the applicable Source Document(s), JP Morgan and Citi, on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

For the mortgaged property that secures the Beacon – Mercury / Garage Mortgage Loan, which has more than one property type, as shown in the applicable Source Document(s), JP Morgan, on behalf of the Depositor, instructed us to use “98” for the “Property Type Code” characteristic.

4.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

Exhibit 2 to Attachment A Page 11 of 31

Notes: (continued)

5.	For the Mortgage Loans listed in Table A1, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:		Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

JP Morgan	Lost Tree Financial Center	NAP	Property Subtype	<blank>	Suburban

Citi	BlueLinx Portfolio	BlueLinx Bellingham	Property Subtype	Warehouse	Warehouse/ Distribution

Citi	Village Green of Waterford	NAP	Year Renovated	<blank>	2014

GACC	Rochester Hotel Portfolio	Kahler Grand	Year Renovated	1927	1926-1968

Citi	Central Park of Lisle	NAP	Environmental Insurance	<blank>	Yes

GACC	Four Points Nashville Airport	NAP	Franchise Agreement Expiration Date	<blank>	08/05/2034

JP Morgan	599 Broadway	NAP	Largest Tenant	599 Broadway JS, LLC	599 Broadway JS, LLC (Jeff Sutton)

Citi	Central Park of Lisle	NAP	2nd Largest Tenant	CA Inc	CA Technologies

Citi	5657 Copley Drive	NAP	Upfront RE Tax Reserve ($)	29,414.35	0

JP Morgan	Atrium Center	NAP	Principal / Carveout Guarantor	No Source Document	NAP

GACC	Homewood Commons	NAP	Cash Management	<blank>	Springing

JP Morgan	Lehigh Valley Mall	NAP	Title Type	Fee/Leasehold	Fee

JP Morgan	90 Hudson	NAP	Title Type	Fee/Leasehold	Fee

Citi	64 Wooster Street	NAP	Lien Position Securitization Code	<blank>	1

GACC	Hotel Indigo & Austin	NAP	Lien Position Securitization Code	<blank>	1

GACC	Coral Club Apartments	NAP	Lien Position Securitization Code	<blank>	1

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Mortgage Loan Sellers, on behalf of the Depositor.

Exhibit 2 to Attachment A Page 12 of 31

Notes: (continued)

6.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Retail,” “Office,” “Mixed Use,” “Industrial,” “Self Storage” or “Other” For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Retail,” “Office,” “Mixed Use,” “Industrial,” “Self Storage” or “Other,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Hotel,” “Multifamily,” “Manufactured Housing” or “Various.” For each mortgaged property on the Combined Data File that does not have the “Property Type” characteristic as “Hotel,” “Multifamily,” “Manufactured Housing” or “Various,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

7.	For each Mortgage Loan and Underlying Property on the Combined Data File with the “Single Tenant” characteristic as “Yes,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

8.	For the 599 Broadway Mortgage Loan and the Mortgage Loans identified on the Combined Data File as:
a.	BlueLinx Portfolio,
b.	564 Sixth Street,
c.	Towers at University Town Center and
d.	Central Park of Lisle (the “Central Park of Lisle Mortgage Loan”)

(collectively, the “Non-Master Leased Mortgage Loans”), the loan agreement Source Documents reference a master lease and/or master lease Source Documents were provided by JP Morgan and Citi, on behalf of the Depositor. For these Non-Master Leased Mortgage Loans, JP Morgan and Citi, on behalf of the Depositor, instructed us to use “No” for the “Master Lease (Y/N)” characteristic and “NAP” for the “Master Lease Details” characteristic.

Exhibit 2 to Attachment A Page 13 of 31

Notes: (continued)

9.	For each Mortgage Loan listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Appraised Value Description	Source Document Appraised Value	Source Document Date of Appraised Value	Appraised Value ($)	Appraisal Date

Citi	Holiday Inn Express New Orleans	NAP	As Is As Complete	$22,600,000 $23,700,000	21 November 2017 1 January 2019	$23,700,000	1 January 2019

Citi	One Parkway North Fee	NAP	As Is As Is of Ground Lease	$52,000,000 $33,000,000	05 December 2017 05 December 2017	$33,000,000	05 December 2017

Citi	Village Green of Waterford	NAP	As Is As Stabilized	$29,700,000 $32,800,000	21 November 2017 21 November 2019	$32,800,000	21 November 2019

GACC	Sentinel Square II	NAP	As Is As Stabilized	$149,300,000 $172,000,000	26 October 2017 1 April 2019	$172,000,000	1 April 2019

JP Morgan	600 Clipper	NAP	As Is Hypothetical As If Funded	$84,460,000 $94,020,000	13 November 2017 13 November 2017	$94,020,000	13 November 2017

JP Morgan	Atrium Center	NAP	As Is Hypothetical As Is	$185,000,000 $215,000,000	8 September 2017 8 September 2017	$215,000,000	8 September 2017

JP Morgan	Hampton Inn Albuquerque University	NAP	As Is As Renovated	$11,000,000 $13,200,000	1 June 2017 1 June 2018	$13,200,000	1 June 2018

JP Morgan	Holiday Inn Express Glenwood Springs Aspen Area	NAP	As Is As Renovated	$4,950,000 $7,150,000	1 October 2017 1 October 2018	$7,150,000	1 October 2018

GACC	220 Northwest 8th Avenue	NAP	As Is As Complete/ Stabilized	$30,400,000 $30,800,000	25 October 2017 1 January 2018	$30,800,000	1 January 2018

GACC	Apple Campus 3	NAP	As Is As Stabilized	$624,600,000 $773,600,000	7 November 2017 1 June 2019	$773,600,000	1 June 2019

GACC	Hotel Indigo & Austin	NAP	As Is As Complete	$62,000,000 $66,000,000	25 April 2017 25 April 2018	$66,000,000	25 April 2018

GACC	Fairfield Portfolio	Fairfield Inn & Suites - Greensboro Fairfield Inn & Suites – High Point	As Is As Renovated As Is As Renovated	$12,100,000 $12,800,000 $8,700,000 $9,700,000	1 November 2017 1 November 2018 1 November 2017 1 November 2018	$12,800,000 $9,700,000	1 November 2018 1 November 2018

For each Mortgage Loan or Underlying Property listed in Table A2, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the information shown in the “Appraised Value ($)” and “Appraisal Date” columns in Table A2 for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

Exhibit 2 to Attachment A Page 14 of 31

Notes: (continued)

10.	For the purpose of comparing the “Appraised CapRate (%)” characteristic for the Mortgage Loan identified on the Combined Data File as “Worldwide Plaza” (the “Worldwide Plaza Mortgage Loan”), GACC, on behalf of the Depositor, instructed us to use the weighted average of the capitalization rates for the office space and the amenity space weighted by the portion of the appraised value attributed to each space, all as shown in the appraisal report Source Document.

For the purpose of comparing the “Appraised CapRate (%)” characteristic for the Beacon – Mercury / Garage Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to use the weighted average of the capitalization rates for the multifamily property and garage property weighted by the portion of the appraised value attributed to each property, all as shown in the respective appraisal report Source Documents.

11.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage

Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

12.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Date,
b.	Seismic Zone and
c.	PML %

characteristics only for mortgaged properties that contain a seismic report Source Document in the related loan file.

13.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the “PML %” characteristic on the Combined Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Combined Data File is less than 20% or is “<blank>,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

Exhibit 2 to Attachment A Page 15 of 31

Notes: (continued)

14.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

15.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged properties described in the succeeding paragraphs of this Note 15), all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the Central Park of Lisle Mortgage Loan, Citi, on behalf of the Depositor, instructed us to:

a.	Combine the spaces leased by the tenant identified as “Armour-Eckrich Meats LLC” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage,
b.	Combine the space leased by the tenant identified as “CA Inc” in the underwritten rent roll Source Document with the space subleased by the tenant identified as “HCL America, Inc.” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage and
c.	Combine the spaces leased by the tenant identified as “Kantar LLC” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the Mortgage Loan identified on the Combined Data File as “Gateway Plaza,” GACC, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Poole & Shaffery, LLP” in the borrower rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the Mortgage Loan identified on the Combined Data File as “Red Building” (the “Red Building Mortgage Loan”), Citi, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Gaumont Television USA” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

Exhibit 2 to Attachment A Page 16 of 31

Notes: (continued)

16.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

17.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

18.	For the purpose of comparing the:
a.	UW Total Expenses ($),
b.	UW NOI ($),
c.	Most Recent Total Expenses ($),
d.	Most Recent NOI ($),
e.	2014 Total Expenses ($),
f.	2014 NOI ($),
g.	2015 Total Expenses ($),
h.	2015 NOI ($),
i.	2016 Total Expenses ($) and
j.	2016 NOI ($)

characteristics for each Mortgage Loan and Underlying Property on the Combined Data File with the “Property Type” characteristic as “Hotel” and the “Seller” characteristic as “JPMCB,” JP Morgan, on behalf of the Depositor, instructed us to increase the “total expenses” and to decrease the applicable “NOI” that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

19.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Most Recent Occupancy,
b.	Most Recent Occupancy Date,
c.	Second Most Recent Occupancy,
d.	Second Most Recent Occupancy Date,
e.	Third Most Recent Occupancy and
f.	Third Most Recent Occupancy Date

characteristics only for the fifteen largest Mortgage Loans on the Combined Data File (based on the “Current Balance ($)” of each Mortgage Loan, as defined in Item 11. of Attachment A).

20.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgage Loans and Underlying Properties on the Combined Data File with the “Property Type” characteristic as “Hotel.”

Exhibit 2 to Attachment A Page 17 of 31

Notes: (continued)

21.	For the purpose of comparing the:
a.	Monthly Capex Reserve ($),
b.	Monthly TI/LC Reserve ($),
c.	Monthly Envir. Reserve ($),
d.	Monthly Other Reserve ($) and
e.	Monthly Debt Service Reserve

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
ii.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Combined Data File was “Springing,” we performed no procedures to determine if the balance in the related reserve account as of the Cut-off Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

22.	For the purpose of comparing the:
a.	CapEx Reserve Cap ($),
b.	TI/LC Reserve Cap ($),
c.	Envir. Reserve Cap ($),
d.	RE Tax Reserve Cap ($),
e.	Insur. Reserve Cap ($),
f.	Debt Service Reserve Cap ($) and
g.	Other Reserve Cap ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the reserve cap.

23.	For the purpose of comparing the:
a.	RE Tax Escrow Cash or LOC,
b.	Insurance Escrow Cash or LOC,
c.	Capex Escrow Cash or LOC,
d.	TI/LC Reserve Cash or LOC,
e.	Envir. Escrow Cash or LOC,
f.	Debt Service Reserve Cash or LOC and
g.	Other Reserve Cash or LOC

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

Exhibit 2 to Attachment A Page 18 of 31

Notes: (continued)

24.	The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A3 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the Mortgage Loan Sellers, on behalf of the Depositor, indicated that:
a.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Beacon - Criterion” (the “Beacon – Criterion Mortgage Loan”), the related Whole Loan (the “Beacon – Criterion Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “Beacon - Criterion Subordinate Secured Companion Loan”),
b.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Beacon - Hague” (the “Beacon – Hague Mortgage Loan”), the related Whole Loan (the “Beacon – Hague Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “Beacon – Hague Subordinate Secured Companion Loan”),
c.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Beacon - Paramount” (the “Beacon – Paramount Mortgage Loan”), the related Whole Loan (the “Beacon – Paramount Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “Beacon – Paramount Subordinate Secured Companion Loan”),
d.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Beacon - Orpheum” (the “Beacon – Orpheum Mortgage Loan”), the related Whole Loan (the “Beacon – Orpheum Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “Beacon – Orpheum Subordinate Secured Companion Loan”),
e.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Beacon - Tower” (the “Beacon – Tower Mortgage Loan”), the related Whole Loan (the “Beacon – Tower Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “Beacon – Tower Subordinate Secured Companion Loan”),
f.	With respect to the Beacon – Mercury / Garage Mortgage Loan, the related Whole Loan (the “Beacon – Mercury / Garage Whole Loan”) also has one subordinate secured note that will not be an asset of the Issuing Entity (the “Beacon - Mercury / Garage Subordinate Secured Companion Loan”),
g.	With respect to the Worldwide Plaza Mortgage Loan, the related Whole Loan (the “Worldwide Plaza Whole Loan”) also has two B-notes that will not be assets of the Issuing Entity (collectively, the “Worldwide Plaza B-Notes”) and
h.	With respect to the Red Building Mortgage Loan, the related Whole Loan (the “Red Building Whole Loan”) also has one B-Note that will not be an asset of the Issuing Entity (the “Red Building B-Note) and one C-Note that will not be an asset of the Issuing Entity (the “Red Building C-Note,” together with the Red Building B-Note, the “Red Building Subordinate Secured Companion Loans”).

Exhibit 2 to Attachment A Page 19 of 31

Notes: (continued)

24. (continued)

For each Whole Loan listed in Table A3, the applicable Source Document or other schedule provided by the Mortgage Loan Sellers, on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), that is listed in the “Data Source” column of Table A3 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also with respect to each of the Beacon Mortgage Loans (as defined below), Worldwide Plaza Mortgage Loan and Red Building Mortgage Loan, one or more components that are subordinate to the related Mortgage Loan and Companion Loans (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A3.

Table A3:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

EOS 21	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Client Provided Schedule

599 Broadway	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Agreement

Lehigh Valley Mall	JP Morgan	Mortgage Loan Companion Loans	A-2-A A-1-A, A-1-B, A-1-C, A-2-B, A-2-C	Balloon	Loan Modification Agreement

Atrium Center	JP Morgan	Mortgage Loan Companion Loans	A-2 A-1, A-3	Interest Only	Loan Agreement

90 Hudson	JP Morgan	Mortgage Loan Companion Loans	A-2-A A-1, A-2-B	Interest Only	Loan Modification Agreement

Towers at University Town Center	JP Morgan	Mortgage Loan Companion Loan	A-1-A A-2, A-1-B	IO-Balloon	Loan Modification Agreement

Beacon – Criterion	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement
		Subordinate Debt	B

Beacon – Hague	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement
		Subordinate Debt	B

Beacon - Paramount	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement
		Subordinate Debt	B

Beacon - Orpheum	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement
		Subordinate Debt	B

Exhibit 2 to Attachment A Page 20 of 31

Notes: (continued)

24. (continued)

Table A3: (continued)
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Beacon - Tower	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement
		Subordinate Debt	B

Beacon – Mercury / Garage	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement
		Subordinate Debt	B

Marriott Charlotte City Center	JP Morgan	Mortgage Loan Companion Loans	A-2 A-1, A-3	Interest Only	Loan Modification Agreement

Sentinel Square II	GACC	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Agreement

InterContinental San Francisco	GACC	Mortgage Loan Companion Loans	A-1, A-3 A-2, A-4, A-5	Balloon	Loan Agreement

Worldwide Plaza	GACC	Mortgage Loan Companion Loans	A-2-C2, A-2-C4 A-1-C1, A-1-C2, A-1-S, A-2-S, A-2-C1, A-2-C3	Interest Only	Loan Modification Agreement
		B-Notes	B-1-S, B-2-S

Rochester Hotel Portfolio	GACC	Mortgage Loan Companion Loans	A-1 A-2, A-3, A-4-A, A-4-B	IO-Balloon	Loan Modification Agreement

Apple Campus 3	GACC	Mortgage Loan Companion Loans	A-4 A-1, A-2, A-3, A-5	ARD-Interest Only	Loan Agreement

Marina Heights State Farm	GACC	Mortgage Loan Companion Loans	A-2-C4, A-2-C5 A-1-S, A-1-C1, A-1-C2, A-2-C1, A-2-C2, A-2-C3	ARD-Interest Only	Loan Modification Agreement

Two Harbor Point Square	GACC	Mortgage Loan Companion Loans	A-2 A-1-A, A-1-B	IO-Balloon	Loan Modification Agreement

Red Building	Citi	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Client Provided Schedule
		B-Note C-Note	B C

Braddock Metro Center	Citi	Mortgage Loan Companion Loan	A-1 A-2	IO-Balloon	Loan Modification Agreement

The Woods	Citi	Mortgage Loan Companion Loans	A-3 A-1, A-2	Interest Only	Loan Modification Agreement

BlueLinx Portfolio	Citi	Mortgage Loan Companion Loans	A-1, A-2 A-3, A-4	Interest Only	Loan Agreement

Exhibit 2 to Attachment A Page 21 of 31

Notes: (continued)

24. (continued)

For the avoidance of doubt, for the Beacon – Criterion Mortgage Loan, Beacon – Hague Mortgage Loan, Beacon – Paramount Mortgage Loan, Beacon – Orpheum Mortgage Loan, Beacon – Tower Mortgage Loan, Beacon – Mercury / Garage Mortgage Loan (collectively, the “Beacon Mortgage Loans”), Worldwide Plaza Mortgage Loan and Red Building Mortgage Loan, all references herein to the related Companion Loans do not include the Beacon – Criterion Subordinate Secured Companion Loan, Beacon – Hague Subordinate Secured Companion Loan, Beacon – Paramount Subordinate Secured Companion Loan, Beacon – Orpheum Subordinate Secured Companion Loan, Beacon - Tower Subordinate Secured Companion Loan, Beacon – Mercury / Garage Subordinate Secured Companion Loan (collectively, the “Beacon Mortgage Loan Subordinate Secured Companion Loans”), Worldwide Plaza B-Notes and Red Building Subordinate Secured Companion Loans, respectively.

For the purpose of comparing the “Original Balance ($)” and “Pari Passu Piece - In Trust” characteristics for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A3 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Total Non Trust Pari Passu Debt” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A3 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “IO-Balloon” listed in the “Amortization Type” column of Table A3 (collectively, the “Partial I/O Pari Passu Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

Exhibit 2 to Attachment A Page 22 of 31

Notes: (continued)

24. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Partial I/O Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment following the expiration of the “I/O Period” for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Balloon” listed in the “Amortization Type” column of Table A3 (collectively, the “Balloon Pari Passu Mortgage Loans”), JP Morgan and GACC, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the Balloon Pari Passu Mortgage Loans, JP Morgan and GACC, on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source and

b.       Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “ARD-Interest Only” listed in the “Amortization Type” column of Table A3 (all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:

a.	The sum of the:
i.	Pari Passu Piece – In Trust and
ii.	Total Non Trust Pari Passu Debt,
b.	The “Interest Rate %” and
c.	365/360.

For the purpose of comparing the “Interest Rate %” characteristic for the Red Building Mortgage Loan, Citi, on behalf of the Depositor, instructed us to use the interest rate that is indicated on the Client Provided Schedule for the Red Building Mortgage Loan.

Exhibit 2 to Attachment A Page 23 of 31

Notes: (continued)

24. (continued)

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Pari Passu Piece – In Trust,
b.	Total Non Trust Pari Passu Debt and
c.	Total Pari Passu Annual Debt Service

characteristics.

25.	For the Mortgage Loans which have “Interest Only” or “ARD-Interest Only” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “Interest Only Loans”), all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

26.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans which have “IO-Balloon” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “IO-Balloon Loans”), except for the Partial I/O Pari Passu Mortgage Loans, which are described in Note 24 above, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” following the expiration of the “I/O Period,” as shown in the applicable Source Document.

27.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loan identified on the Combined Data File as “Fairfield Portfolio” (the “Fairfield Portfolio Mortgage Loan), GACC, on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments after the Cut-off Date for the Fairfield Portfolio Mortgage Loan, as shown on the amortization schedule in the loan agreement Source Document for the Fairfield Portfolio Mortgage Loan (the “Fairfield Portfolio Mortgage Loan Amortization Schedule”).

28.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” following the end of the first full interest accrual period, as shown in the applicable Source Document(s).

29.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and IO-Balloon Loan. For each Mortgage Loan that is not an Interest Only Loan or IO-Balloon Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A Page 24 of 31

Notes: (continued)

30.	For the Mortgage Loans on the Combined Data File with the “ARD Loan” characteristic as “Yes,” GACC, on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity Date” characteristic.

31.	For the purpose of comparing the “Lockbox Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the applicable Source Document(s) currently require tenants to pay rent or other income directly to the lockbox account. For hotel properties, the Mortgage Loan will be considered to have a hard lockbox if credit card companies or credit card clearing banks are required to deposit credit card receivables directly to the lockbox account, even if cash, checks or certain other payments are paid to the borrower or property manager prior to being deposited into the lockbox account,
b.	Soft – the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses,
c.	Soft Springing – the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account; provided, however, that upon the occurrence of certain triggering events provided in the applicable Source Document(s), the related borrower is required to implement a hard lockbox. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses and
d.	Springing – no lockbox account is currently in place and the related borrower (or the property manager) is responsible for paying debt service and funding all escrow and reserve accounts; provided, however, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the related borrower is required to implement either a hard lockbox or soft lockbox.

For the Beacon Mortgage Loans, the applicable Source Documents currently require the borrower to deposit or cause the master lessee, property manager or property sub-manager to deposit all rents collected to the lockbox account. For these Mortgage Loans, JP Morgan, on behalf of the Depositor, instructed us to use “Soft” for the “Lockbox Type” characteristic

Exhibit 2 to Attachment A Page 25 of 31

Notes: (continued)

32.	For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – for funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding) generally on a daily basis and
b.	Springing - for funds directed into a hard lockbox or soft lockbox, such funds are generally paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from amounts received; provided, however, in some cases, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the cash management account converts to in-place cash management. Notwithstanding the foregoing, in the event that such triggering events are cured as provided in the applicable Source Document(s), in some cases, the cash management account will revert to springing cash management.

33.	For the purpose of comparing the “Lockout End Date” characteristic for each Mortgage Loan (except for the Mortgage Loan identified on the Combined Data File as “Two Harbor Point Square” (the “Two Harbor Point Square Mortgage Loan”), which is described in the third paragraph of this Note 33), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the defeasance period for Mortgage Loans that allow for defeasance following a lockout period and the day prior to the first “Payment Due Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance following a lockout period, all as shown in the applicable Source Document. For the Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “AL Prepayment Lock Out End Date” characteristic for each Mortgage Loan (except for the Two Harbor Point Square Mortgage Loan, which is described in the succeeding paragraph of this Note 33), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “AL Prepayment Lock Out End Date” characteristic.

Exhibit 2 to Attachment A Page 26 of 31

Notes: (continued)

33. (continued)

For the Two Harbor Point Square Mortgage Loan, for which there is no lockout period, GACC, on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date” and “AL Prepayment Lock Out End Date” characteristics.

34.	For certain Mortgage Loans contributed by JP Morgan, the applicable Source Document contains one of the following defined terms:

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first (1st) Payment Date (or if such day is not a Business Day, the immediately succeeding Business Day)

For the purpose of comparing the:

a.	Lockout End Date,
b.	JEMS Lockout Output,
c.	Remaining Yield Maintenance Payments and
d.	Prepayment Provision (Payments)

characteristics for the Mortgage Loans which contain either of the defined terms described above in the applicable Source Document, JP Morgan, on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

Additionally, for the Mortgage Loans which contain the second defined term described above in the applicable Source Document, JP Morgan, on behalf of the Depositor, instructed us that if the second anniversary of the “first (1st) Payment Date” (in accordance with the instructions in the preceding paragraph) falls on a day that is not a business day, to assume that the “Permitted Prepayment Date” will be the succeeding “Payment Due Date” (due to the requirement in the applicable Source Document that the borrower remit interest through the next “Payment Due Date” if the Mortgage Loan is not prepaid on a “Payment Due Date”).

35.	For the purpose of comparing the:
a.	Lockout End Date,
b.	Defeasance Option Start Date,
c.	JEMS Lockout Output,
d.	Remaining Defeasance Payments and
e.	Prepayment Provision (Payments)

characteristics for the Pari Passu Mortgage Loans which have the “Defeasance Allowed” characteristic as “Yes” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

Exhibit 2 to Attachment A Page 27 of 31

Notes: (continued)

36.	For the purpose of comparing the:
a.	Lockout End Date,
b.	JEMS Lockout Output,
c.	Remaining Yield Maintenance Payments and
d.	Prepayment Provision (Payments)

characteristics for the Pari Passu Mortgage Loans which have the “Yield Maint. Allowed” characteristic as “Yes” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

37.	For the purpose of comparing the “Defeasance End Date” characteristic for Mortgage Loans that allow for defeasance and the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown in the applicable Source Document. For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Defeasance End Date” characteristic. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics.

38.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for Mortgage Loans that allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period, as shown in the applicable Source Document. For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

39.	For certain Mortgage Loans, the “Yield Maintenance Premium” definition in the applicable Source Document indicates that for the purpose of calculating the yield maintenance premium amount, it is assumed in this calculation that the outstanding principal balance of the Mortgage Loan is paid on the “Permitted Par Prepayment Date.” For the purpose of comparing the “Yield Maint. Provision” characteristic and for the purpose of any yield maintenance recalculations that we perform for Mortgage Loans where the “Permitted Par Prepayment Date” does not fall on a “Payment Due Date,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that for the recalculation of the yield maintenance premium amount, the remaining outstanding principal and interest on the Mortgage Loan is paid on the first “Payment Due Date” which occurs after the “Permitted Par Prepayment Date.”

Exhibit 2 to Attachment A Page 28 of 31

Notes: (continued)

40.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “Yes.” For each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

41.	For the purpose of comparing the:
a.	Addit Debt Exist (Y/N),
b.	Total Additional Debt (if any),
c.	Additional Debt Type(s),
d.	Additional Debt Interest Rate and
e.	Additional Debt Annual Debt Service

characteristics for each Mortgage Loan with Additional Debt (as defined in Item 13. of Attachment A), either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of:
(1)	The Fairfield Portfolio Mortgage Loan, the amortization schedule in the mezzanine loan agreement Source Document for the related mezzanine loan (the “Fairfield Portfolio Mezzanine Loan”) (the “Fairfield Portfolio Mezzanine Loan Amortization Schedule”),
(2)	The Beacon Mortgage Loans, the related Client Provided Schedule,
(3)	The Worldwide Plaza Mortgage Loan, the related Client Provided Schedule and
(4)	The Red Building Mortgage Loan, the related Client Provided Schedule which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the promissory note, loan agreement and/or loan modification agreement Source Documents, the Secondary Financing Documents provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, Fairfield Portfolio Mezzanine Loan Amortization Schedule and Client Provided Schedules, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A Page 29 of 31

Notes: (continued)

42.	For the purpose of comparing the:

a.       Addit Debt Exist (Y/N),

b.       Total Additional Debt (if any),

c.       Additional Debt Type(s),

d.       Additional Debt Interest Rate and

e.       Additional Debt Annual Debt Service

characteristics for the Beacon Mortgage Loans, Worldwide Plaza Mortgage Loan, Red Building Mortgage Loan and Central Park of Lisle Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the Beacon Mortgage Loan Subordinate Secured Companion Loans, Worldwide Plaza B-Notes, Red Building Subordinate Secured Companion Loans and the B-Note related to the Central Park of Lisle Mortgage Loan as “additional debt.”

For each Mortgage Loan which does not have additional debt (based on the procedures described in Note 41 and the first paragraph of this Note 42), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

43.	The Beacon Mortgage Loans have a related mezzanine loan the “Beacon Mezzanine Loan”), a portion of which is allocated to each of the Beacon Mortgage Loans.

The applicable mezzanine loan agreement Source Document shows allocated mezzanine loan amounts for each Beacon Mortgage Loan based on both initially funded and fully funded mezzanine loan amounts. For the purpose of comparing the “Total Additional Debt (if any)” characteristic for each Beacon Mortgage Loan, the Depositor instructed us to use the respective fully funded allocated mezzanine loan amount that is shown in the applicable mezzanine loan agreement Source Document.

44.	For the purpose of comparing the “Additional Debt Interest Rate” characteristic for each Beacon Mortgage Loan, which relates to the interest rate of the Beacon Mezzanine Loan and each of the related Beacon Mortgage Loan Subordinate Secured Companion Loans, JP Morgan, on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Beacon Mezzanine Loan and Beacon Mortgage Loan Subordinate Secured Companion Loans, weighted by the respective fully funded allocated loan amounts of the Beacon Mezzanine Loan and original principal balances of the Beacon Mortgage Loan Subordinate Secured Companion Loans, all as shown in the applicable Data Sources or Secondary Financing Documents.

Exhibit 2 to Attachment A Page 30 of 31

Notes: (continued)

44. (continued)

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the Worldwide Plaza Mortgage Loan, which relates to the interest rate for each of the related mezzanine loans (the “Worldwide Plaza Mezzanine Loans”) and Worldwide Plaza B-Notes, GACC, on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Worldwide Plaza Mezzanine Loans and Worldwide Plaza B-Notes, weighted by the original principal balances of the Worldwide Plaza Mezzanine Loans and Worldwide Plaza B-Notes, all as shown in the applicable Data Sources or Secondary Financing Documents.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the Mortgage Loan identified on the Combined Data File as “Apple Campus 3,” which relates to the interest rate for one senior mezzanine loan and one junior mezzanine loan (collectively, the “Apple Campus 3 Mezzanine Loans”), GACC, on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Apple Campus 3 Mezzanine Loans, weighted by the original principal balances of the Apple Campus 3 Mezzanine Loans, all as shown in the applicable Data Sources or Secondary Financing Documents.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the Red Building Mortgage Loan, which relates to the interest rate for both the Red Building B-Note and Red Building C-Note, Citi, on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Red Building B-Note and Red Building C-Note, weighted by the original principal balances of the Red Building B-Note and Red Building C-Note, respectively, all as shown on the Client Provided Schedule for the Red Building Mortgage Loan.

Exhibit 2 to Attachment A Page 31 of 31

Notes: (continued)

45.	For the Mortgage Loans with Additional Debt (except for the Fairfield Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Note 45), the applicable Data Sources and/or Secondary Financing Documents indicate that the “additional debt” associated with each such Mortgage Loan with Additional Debt (except for the Fairfield Portfolio Mortgage Loan) is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for each Mortgage Loan with Additional Debt (except for the Fairfield Portfolio Mortgage Loan), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt (if any),” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Combined Data File and
c.	365/360.

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the Fairfield Portfolio Mortgage Loan which relates to the annual debt service for the Fairfield Portfolio Mezzanine Loan, GACC, on behalf of the Depositor, instructed us to use the sum of the first 12 monthly principal and interest payments following the Cut-off Date for the Fairfield Portfolio Mezzanine Loan, as shown on the Fairfield Portfolio Mezzanine Loan Amortization Schedule.

46.	For the Central Park of Lisle Mortgage Loan, the applicable Source Documents show “Citi Real Estate Funding Inc.” and “Safety National Casualty Corporation” as the loan originators. For the purpose of comparing the “AL Originator” characteristic for the Central Park of Lisle Mortgage Loan, Citi, on behalf of the Depositor, instructed us to use “Citi Real Estate Funding Inc.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Sequence #
Loan / Prop.
Property Name
Number of Properties
Seller
Originator
Loan #
CTL (Y/N)
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Cash/Pmt Collection Function
Loan Purpose
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.